Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (14,458,548)	$ (12,430,912)	$ (17,564,968)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	91,828	69,101	98,606
Amortization of right-of-use asset	284,745
Share-based compensation expense	726,575	264,774	395,329
Changes in assets and liabilities:
Prepaid expenses and other current assets	130,276	(385,152)	(144,444)
Accounts payable and accrued expenses	791,661	1,234,270	1,843,722
Deferred grant income	54,306	(6,990)	(30,528)
Grants receivable	360,229	(487,879)	(360,229)
Security deposit	(111,856)
Operating lease liability	(280,262)
Net cash used in operating activities	(12,411,046)	(11,742,788)	(15,762,512)
Cash flows from investing activities:
Purchase of equipment	(35,609)	(72,704)	(100,919)
Net cash used in investing activities	(35,609)	(72,704)	(100,919)
Cash flows from financing activities:
Net proceeds from sales of common stock	14,931,171		1,300,000
Proceeds from exercise of stock options		5,989	5,989
Payments of deferred offering costs		(225,817)
Net cash provided by (used in) financing activities	14,931,171	(219,828)	5,989
Net change in cash	2,484,516	(12,035,320)	(15,857,442)
Cash, beginning of period	4,968,418	20,825,860	20,825,860
Cash, end of period	7,452,934	8,790,540	4,968,418
Supplemental disclosure of cash flow
Interest related to insurance premium payment plan	20,535	20,623	$ 37,115
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease liabilities	$ 874,957
Deferred offering costs included in accounts payable and accrued expenses		$ 10,000